Leases - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2021	Sep. 30, 2019	Mar. 31, 2018	Jul. 31, 2017	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Lessee, Lease, Description [Line Items]
Operating leases, non-cancelable term		10 years
Operating leases, option to extend						option to extend for up to two five-year periods
Operating lease liability					$ 1,503	$ 1,503
Operating lease right-of-use assets			$ 9,800		1,254	1,254	$ 7,480
Annual rent payable			$ 1,700
Percentage of increase in annual rent payable			3.00%
Proceeds from line of credit		$ 1,700
201 Brookline Avenue Lease [Member]
Lessee, Lease, Description [Line Items]
Operating leases, option to extend		true
Annual rent payable		$ 5,100
Percentage of increase in annual rent payable		3.00%
Tenant improvements allowance		$ 12,700
201 Brookline Avenue Lease [Member] | Letter of Credit [Member] | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Additional letter of credit								$ 1,700
100 Binney Street in Cambridge [Member]
Lessee, Lease, Description [Line Items]
Operating leases, non-cancelable term				8 years
Operating leases, option to extend				one additional three-year period.
Operating leases, option to extend				true
Additional extension period				1 year
Operating lease liability			$ 9,500
Upfront payments for rent and tenant improvements			300
Tenant obligation payments for leasehold improvements						$ 0	$ 0
Minimum rent payments to be paid over original term			15,600
Letter of credit to provide for amount that collateralized with cash			$ 600
Lease termination agreement month and year	2021-11
Lease terminate option description						The lease termination agreement is a modification of the original lease agreement that provides for, among other things, the acceleration of the expiration of the original term of the lease from June 30, 2026 to an earlier lease termination date, for which the earlier date shall be no later than October 15, 2022.
Reduction of operating lease right-of-use asset					5,200
Reduction of operating lease liability					$ 5,300
100 Binney Street in Cambridge [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date	Oct. 15, 2022
100 Binney Street in Cambridge [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Additional extension period				3 years
Lease expiration date	Jun. 30, 2026
100 Binney Street in Cambridge [Member] | Letter of Credit [Member]
Lessee, Lease, Description [Line Items]
Letter of credit to provide for amount that collateralized with cash						$ 600